Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations

3 Discontinued operations

On July 4, 2011, we sold our Sound Solutions business (formerly included in our Standard Products segment) to Knowles Electronics, LLC ("Knowles Electronics"), an affiliate of Dover Corporation for $855 million in cash. The transaction resulted in a gain of $414 million, net of post-closing settlements, transaction-related costs, including working capital settlements, cash divested and taxes, which is included in income from discontinued operations. In relation to the other costs of this disposal, liabilities are included in the accrued liabilities and provisions for continuing operations. Cash payments related to these liabilities will be reported as cash flows from discontinued operations. The consolidated financial statements have been reclassified for all periods presented to reflect the Sound Solutions business as a discontinued operation.

The following table summarizes the results of the Sound Solutions business included in the consolidated statements of income as discontinued operations for 2009, 2010 and 2011 (for the period up to divestment on July 4, 2011):

	2009	2010	2011
Revenue	324	354	140
Costs and expenses	(285)	(283)	(116)

Income attributable to discontinued operations	39	71	24
Provision for income taxes	(7)	(12)	(4)

Income attributable to discontinued operations, net of taxes, before disposal	32	59	20

Gain on disposal of discontinued operations (net of taxes)	—	—	414

Income from discontinued operations after disposal	32	59	434

The following table shows the components of the gain on the disposal of our Sound Solution business, net of taxes, as included in income attributable to discontinued operations:

2011
Consideration gross	855
Transaction-related costs, incl. working capital settlements	(31)
Cash divested	(8)

Consideration net	816

Carrying value of net assets disposed	(329)
Other costs of disposal	(69)

Gain on disposal before taxes	418

Provision for income taxes	(4)

Gain on disposal net of taxes	414

Following the disposal of our Sound Solutions business, the Company recorded conditional liabilities, mainly for prepaid R&D services amounting to $17 million and $45 million for earn-out arrangements, depending on the achievement of 2011 milestones related to certain financial performance parameters.

The following table presents the assets and liabilities held for sale of the Sound Solutions business, classified as discontinued operations, in the consolidated balance sheet as at December 31, 2010:

2010
Cash and cash equivalents	10
Amounts receivables	78
Inventories	19
Other current assets	3

Total current assets	110

Property, plant and equipment	27
Intangible assets excluding goodwill	53
Goodwill	178
Other non-current assets	8

Total non-current assets	266

Total assets of discontinued operations	376

Accounts payable	30
Short-term provisions	1
Accrued liabilities	28
Other current liabilities	1

Total current liabilities	60

Long-term provisions	20

Total non-current liabilities	20

Total liabilities of discontinued operations	80